Right-of-use assets - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 23,658	$ 29,968	$ 38,060	$ 44,275
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	8,300	10,000	14,000
UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 15,400	$ 19,900	$ 24,000